Cover	12 Months Ended
Jun. 30, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	ICZOOM GROUP INC.
Entity Central Index Key	0001854572
Entity File Number	001-41645
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Room 3801, Building A, Sunhope e·METRO, No. 7018 Cai Tian Road
Entity Address, Address Line Two	Futian District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary shares, par value $0.16 per share
Trading Symbol	IZM
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	7,171,858
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	3,829,500
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Mr. Lei Xia
Entity Address, Address Line One	Room 3801, Building A, Sunhope e·METRO, No. 7018 Cai Tian Road
Entity Address, Address Line Two	Futian District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
Entity Phone Fax Numbers [Line Items]
City Area Code	86 755
Local Phone Number	88603072